Operating Leases (Tables)	6 Months Ended
Jun. 30, 2023
Operating Leases
Schedule of Partnership's revenues by time charter and bareboat charters and other revenues

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2023	2022	2023	2022
Time charter revenues (service element included)	$61,667	$52,325	$113,325	$106,170
Bareboat revenues	8,257	11,463	19,532	22,805
Total time charter and bareboat revenues	69,924	63,788	132,857	128,975
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	3,900	171	12,147	180
Total revenues	$73,824	$63,959	$145,004	$129,155

Schedule of minimum contractual future revenues

(U.S. Dollars in thousands)
2023 (excluding the six months ended June 30, 2023)	$127,992
2024	179,406
2025	187,181
2026	106,749
2027	18,873
2028 and thereafter	—
Total	$620,201

Schedule of maturity analysis of partnership's lease liabilities

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of June 30, 2023 is as follows:

(U.S. Dollars in thousands)
2023 (excluding the six months ended June 30, 2023)	$514
2024	1,028
2025	1,028
2026	86
2027	—
2028 and thereafter	—
Total	$2,656
Less imputed interest	234
Carrying value of operating lease liabilities	$2,422